Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,481	$ 2,323
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	807	711
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	976	907
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	698	705
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	218	204
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10	15
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	189	173
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19	16
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,263	2,119
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	797	696
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	787	734
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 679	$ 689